Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Revenue [abstract]
Revenue [Text Block]

18. Revenue

The following table presents the key streams of revenue for KWESST:

	Nine months ended September 30, 2020	Twelve months ended December 31, 2019

Systems	$835,097	$472,749
Other	26,820	36,399
	$861,917	$509,148

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized ("contracted not yet recognized") and includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. At September 30, 2020, KWESST's contracted not yet recognized revenue was $233,193, of which 100% of this amount is expected to be recognized over the next 12 months.

17. Revenue

a) Revenue streams

KWESST generates revenue from the sale of products to its customers.

b) Disaggregation of revenue from contracts with customers

In the following table, revenue from contacts with customers is disaggregated by primary geographical market, major products and service lines, and timing of revenue recognition.

			Nine months
	Year ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Major products / service lines
Digitization	$354,620	$1,255,982	$835,097
Non-Lethal	330,658	-	-
Training and services	34,590	-	-
Other	1,651	19,822	26,820
	$721,519	$1,275,804	$861,917

Primary geographical markets
United States	$389,210	$1,238,063	$835,097
Canada	332,309	37,741	26,820
	$721,519	$1,275,804	$861,917

Timing of revenue recognition
Products and services transferred over time	$389,210	$1,238,063	$835,097
Products transferred at a point in time	332,309	37,741	26,820
	$721,519	$1,275,804	$861,917

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized ("contracted not yet recognized") and includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. At September 30, 2022, our contracted not yet recognized revenue was $625,177 (2021 - $16,545, 2020 - $233,193), of which 43% of this amount is expected to be recognized over the next 12 months with the remaining 57% expected to be recognized in 2 to 3 years.

For the year ended September 30, 2022, one customer accounted for the 41% revenue (2021 - one customer accounted for 95%, 2020 - two customers accounted for 61% and 35%, respectively).